Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS Global Small Cap Fund

	Shares	Value ($)
Common Stocks 98.8%
Austria 2.0%
Lenzing AG (a)	11,041	876,929
Wienerberger AG	103,806	2,949,183
(Cost $4,140,948)		3,826,112
Bermuda 1.3%
Lazard Ltd. "A" (b) (Cost $1,299,316)	58,873	2,470,311
Canada 3.1%
First Quantum Minerals Ltd.	92,777	726,288
Linamar Corp.	37,963	1,250,708
Pan American Silver Corp.	45,354	1,042,518
Quebecor, Inc. "B"	117,855	2,924,557
(Cost $5,426,724)		5,944,071
France 2.4%
Alten SA	8,693	1,073,336
SMCP SA 144A*	70,716	615,112
SPIE SA	118,910	2,303,416
Synergie SA	20,698	656,399
(Cost $6,997,344)		4,648,263
Germany 3.5%
Deutz AG	222,396	1,164,606
PATRIZIA AG	155,490	3,724,623
United Internet AG (Registered)	58,723	1,900,261
(Cost $3,216,677)		6,789,490
Hong Kong 0.6%
Techtronic Industries Co., Ltd. (Cost $165,456)	136,209	1,085,768
India 1.3%
WNS Holdings Ltd. (ADR)* (Cost $984,652)	36,045	2,572,171
Ireland 1.9%
Avadel Pharmaceuticals PLC (ADR)* (a)	111,198	809,522
Dalata Hotel Group PLC	330,668	1,671,566
Ryanair Holdings PLC*	75,808	1,240,914
(Cost $3,020,467)		3,722,002
Italy 2.5%
Buzzi Unicem SpA	123,271	2,880,634
Cerved Group SpA	72,156	706,900
Moncler SpA	31,835	1,380,350
(Cost $4,353,315)		4,967,884
Japan 10.6%
Ai Holdings Corp.	109,842	1,870,130
Anicom Holdings, Inc.	63,300	2,273,125
BML, Inc.	77,000	2,187,447
Daikyonishikawa Corp.	118,400	808,959
Kura Sushi, Inc.	15,100	760,603
Kusuri No Aoki Holdings Co., Ltd.	40,360	2,436,978
Optex Group Co., Ltd.	46,300	609,864
Sawai Pharmaceutical Co., Ltd.	33,400	2,165,106
Syuppin Co., Ltd.	170,800	1,658,445
Topcon Corp.	85,400	1,180,549
UT Group Co., Ltd.	82,770	2,071,767
Zenkoku Hosho Co., Ltd.	63,000	2,701,611
(Cost $13,689,964)		20,724,584
Korea 0.6%
i-SENS, Inc. (Cost $1,968,069)	65,088	1,247,921
Luxembourg 1.5%
B&M European Value Retail SA (Cost $2,822,176)	616,112	2,956,883
Spain 1.6%
Talgo SA 144A* (Cost $2,255,548)	460,172	3,040,043
Sweden 1.3%
Nobina AB 144A (Cost $1,427,466)	340,967	2,590,900
Switzerland 0.5%
Landis & Gyr Group AG* (Cost $1,017,582)	11,507	1,052,479
United Kingdom 6.2%
accesso Technology Group PLC* (a)	38,310	184,084
Arrow Global Group PLC	245,382	859,619
Clinigen Healthcare Ltd.*	106,379	1,358,028
Domino's Pizza Group PLC	283,382	1,150,178
Electrocomponents PLC	353,429	3,087,946
Johnson Service Group PLC	708,976	1,976,021
Scapa Group PLC	705,676	2,345,556
Ultra Electronics Holdings PLC	37,429	1,117,020
(Cost $8,830,805)		12,078,452
United States 57.9%
Affiliated Managers Group, Inc.	11,752	938,397
Agilysys, Inc.*	38,023	1,235,747
Americold Realty Trust (REIT)	74,580	2,570,773
Amicus Therapeutics, Inc.*	43,904	388,111
Arena Pharmaceuticals, Inc.*	23,488	1,073,167
Blucora, Inc.*	42,173	951,001
Cabot Microelectronics Corp.	12,294	1,788,900
California Resources Corp.* (a)	39,144	287,317
Cardiovascular Systems, Inc.*	46,555	2,113,131
Casey's General Stores, Inc.	20,337	3,271,410
Chart Industries, Inc.*	31,198	1,996,048
Cleveland-Cliffs, Inc. (a)	131,160	920,743
Contango Oil & Gas Co.* (a)	541,107	2,115,728
Cornerstone OnDemand, Inc.*	31,685	1,863,078
Dril-Quip, Inc.*	36,597	1,496,817
Ducommun, Inc.*	84,303	3,450,522
Eagle Bancorp., Inc.	26,106	1,140,832
EastGroup Properties, Inc. (REIT)	11,396	1,550,654
Envestnet, Inc.*	32,919	2,596,321
Essential Properties Realty Trust, Inc. (REIT)	76,919	2,123,734
Five9, Inc.*	47,289	3,392,040
Four Corners Property Trust, Inc. (REIT)	75,838	2,297,133
Fox Factory Holding Corp.*	34,780	2,289,220
Green Dot Corp. "A"*	17,522	527,062
H&E Equipment Services, Inc.	49,236	1,334,788
Heron Therapeutics, Inc.*	59,508	1,241,337
Hillenbrand, Inc.	32,300	937,669
Hudson Pacific Properties, Inc. (REIT)	62,035	2,254,352
Hyster-Yale Materials Handling, Inc.	32,076	1,731,783
Inphi Corp.*	36,228	2,751,879
iRhythm Technologies, Inc.*	11,641	996,819
Jack in the Box, Inc.	17,456	1,427,028
Jefferies Financial Group, Inc.	88,064	1,905,705
Lumentum Holdings, Inc.*	28,485	2,158,308
Masonite International Corp.*	21,600	1,622,376
Mistras Group, Inc.*	27,046	299,399
Molina Healthcare, Inc.*	17,864	2,196,736
National Storage Affiliates Trust (REIT)	76,717	2,619,886
Neurocrine Biosciences, Inc.*	17,439	1,745,295
Option Care Health, Inc.*	495,635	2,071,754
Pacira BioSciences, Inc.*	40,184	1,736,752
Physicians Realty Trust (REIT)	119,289	2,308,242
Providence Service Corp.*	49,095	3,183,811
QAD, Inc. "A"	47,983	2,468,725
QTS Realty Trust, Inc. "A", (REIT)	27,800	1,581,264
Retrophin, Inc.*	75,542	1,167,879
Rush Enterprises, Inc. "A"	105,792	4,549,056
SEACOR Marine Holdings, Inc.*	92,924	970,127
Sinclair Broadcast Group, Inc. "A"	43,580	1,303,914
South State Corp.	36,957	2,794,319
Synovus Financial Corp.	69,646	2,439,003
Tandem Diabetes Care, Inc.*	8,836	671,889
Tenneco, Inc. "A"	44,308	419,597
Thermon Group Holdings, Inc.*	131,367	3,113,398
Titan Machinery, Inc.*	120,974	1,477,093
TopBuild Corp.*	18,273	2,092,441
Trinseo SA	13,521	388,323
TriState Capital Holdings, Inc.*	85,622	1,968,450
Varonis Systems, Inc.*	32,769	2,741,455
WEX, Inc.*	9,850	2,136,662
YETI Holdings, Inc.* (a)	58,056	2,110,916
Zions Bancorp. NA	34,197	1,555,622
(Cost $85,771,209)		112,851,938
Total Common Stocks (Cost $147,387,718)		192,569,272
Convertible Preferred Stocks 0.6%
United States
Providence Service Corp., 5.5% (c) (Cost $707,500)	7,075	1,150,486
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (d) (e) (Cost $4,840,924)	4,840,924	4,840,924
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.59% (d) (Cost $1,037,903)	1,037,903	1,037,903
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $153,974,045)	102.4	199,598,585
Other Assets and Liabilities, Net	(2.4)	(4,664,911)
Net Assets	100.0	194,933,674

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (d) (e)
5,509,980	—	669,056 (f)	—	—	38,343	—	4,840,924	4,840,924
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.59% (d)
2,085,635	6,859,511	7,907,243	—	—	8,430	—	1,037,903	1,037,903
7,595,615	6,859,511	8,576,299	—	—	46,773	—	5,878,827	5,878,827

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2020 amounted to $5,190,112, which is 2.7% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $925,975
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At January 31, 2020 the DWS Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	37,758,986	19%
Information Technology	34,763,674	18%
Health Care	27,505,191	14%
Financials	23,231,957	12%
Real Estate	21,030,661	11%
Consumer Discretionary	20,592,006	11%
Materials	12,130,174	6%
Communication Services	6,128,732	3%
Consumer Staples	5,708,388	3%
Energy	4,869,989	3%
Total	193,719,758	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$3,826,112	$—	$3,826,112
Bermuda	2,470,311	—	—	2,470,311
Canada	5,944,071	—	—	5,944,071
France	—	4,648,263	—	4,648,263
Germany	—	6,789,490	—	6,789,490
Hong Kong	—	1,085,768	—	1,085,768
India	2,572,171	—	—	2,572,171
Ireland	809,522	2,912,480	—	3,722,002
Italy	—	4,967,884	—	4,967,884
Japan	—	20,724,584	—	20,724,584
Korea	—	1,247,921	—	1,247,921
Luxembourg	—	2,956,883	—	2,956,883
Spain	—	3,040,043	—	3,040,043
Sweden	—	2,590,900	—	2,590,900
Switzerland	—	1,052,479	—	1,052,479
United Kingdom	—	12,078,452	—	12,078,452
United States	112,851,938	—	—	112,851,938
Convertible Preferred Stocks	—	—	1,150,486	1,150,486
Short-Term Investments (g)	5,878,827	—	—	5,878,827
Total	$130,526,840	$67,921,259	$1,150,486	$199,598,585

(g)	See Investment Portfolio for additional detailed categorizations.